GOODWILL (Details) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Gross amount:
Beginning balance	$ 88,546,783	$ 13,854,592
Addition (Note 3)	184,580,094	74,700,577
Exchange difference	(4,439,926)	(8,386)
Ending balance	268,686,951	88,546,783
Accumulated impairment loss:
Beginning balance	(1,524,266)	(1,524,266)
Charge for the year	0	0
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$ 267,162,685	$ 87,022,517